Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.000005	$ 0.000005
Ordinary shares, authorized (in Shares)	[1]	100,000,000,000	100,000,000,000
Ordinary shares, issued (in Shares)	[1]	16,350,000	16,350,000

[1]	Retrospectively restated for the effect of 1:200 forward stock split of our Ordinary Shares and the shares surrendered by our existing shareholders.